June 30, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Alpine Series Trust (the “Trust”)
File Nos. (333-75786) and (811-10405) on behalf of its series, the Alpine Foundation Fund (the “Fund”);

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Exchange Act of 1933, as amended, please find the XBRL-coded version of disclosure for the above-referenced Registrant as it pertains to its prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the supplement dated June 17, 2014 to the Fund’s summary prospectus and prospectus, each dated February 28, 2014, pursuant to Rule 497.

Sincerely,

/s/ Matthew Breitman
Matthew Breitman
General Counsel Alpine Woods Capital Investors, LLC